Contractual Commitments and Contingent Liabilities - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 JPY (¥)	Jan. 14, 2021 USD ($)	Mar. 31, 2020 JPY (¥)	Apr. 01, 2019 JPY (¥)
Disclosure of contingent liabilities [line items]
Contractual commitments	¥ 359,214		¥ 362,071	¥ 363,319
Maximum potential amount of future payment	¥ 3,710,352		3,333,385	3,078,955
Expiration Date of Concentration of Labor Supply In Employees under Agreeements	Dec. 31, 2023
Contingent liability for guarantees [Member]
Disclosure of contingent liabilities [line items]
Estimated liability for guarantees contract	¥ 18,493		¥ 10,615	¥ 8,921
Contingent liability for guarantees [Member] | Maximum [Member]
Disclosure of contingent liabilities [line items]
Guarantee period	8 years
Contingent liability for guarantees [Member] | Minimum [Member]
Disclosure of contingent liabilities [line items]
Guarantee period	1 month
Civil penalty regarding consent decree with the EPA [member]
Disclosure of contingent liabilities [line items]
Agreed payment of civil penalty | $		$ 180